Related-Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Tibetan Yingli USD ($)	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2010 Tibetan Yingli CNY	Dec. 31, 2009 Tibetan Yingli CNY	Dec. 31, 2011 Subsidiaries of Yingli Group USD ($) Y	Dec. 31, 2011 Subsidiaries of Yingli Group CNY	Dec. 31, 2010 Subsidiaries of Yingli Group CNY	Dec. 31, 2009 Subsidiaries of Yingli Group CNY	Dec. 31, 2011 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary USD ($)	Dec. 31, 2011 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2010 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2009 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2011 Affiliate USD ($)	Dec. 31, 2011 Affiliate CNY	Dec. 31, 2011 Subsidiaries of Tianwei Group USD ($)	Dec. 31, 2011 Subsidiaries of Tianwei Group CNY
Related-Party Transactions
Sales of products to related parties	$ 54,533	343,226	293,101	49,144	$ 1,500	9,439	14,020	2,854	$ 15,314	96,386	105,598	36,589	$ 928	5,844	173,483	4,007	$ 36,791	231,557
Purchase of raw materials from related parties	210,102	1,322,363	1,435,562	771,158					173,241	1,090,362	733,189	250,054	26,884	169,203	663,012	475,178			9,977	62,798
Purchase of services from related parties									9,977	62,798
Accounts receivable from related parties	44,727	281,509	190,486
Prepayments for materials to related party suppliers	24,981	157,226	97,566
Other amounts due from related parties	18,560	116,807	3,512
Total due from related parties	88,268	555,542	291,564
Prepayments for construction of property, plant and equipment to related party suppliers	11,240	70,744
Total other due from related parties	11,240	70,744
Amounts due to related parties	(38,541)	(242,575)	(84,481)
Total due to related parties	(38,541)	(242,575)	(84,481)
Term of loan facility (in years)									1	1
Principal amount									$ 15,888	100,000
Interest rate (as a percent)									7.22%	7.22%